UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5086

Churchill Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
September 30, 2011
(unaudited)

		Rating
Principal		Moody's/
Amount	General Obligation Bonds (4.8%)	S&P	Value	(a)

	Bowling Green, Kentucky
$500,000	2.000%, 06/01/15	Aa2/AA-	$517,900

	Campbell County, Kentucky Public Project
1,625,000	4.375%, 12/01/25 Syncora Guarantee, Inc. Insured	Aa2/NR	1,694,046

	Henderson County, Kentucky
330,000	3.000%, 11/01/20	Aa3/NR	339,794

	Highland Heights, Kentucky
235,000	4.500%, 12/01/25	A1/NR	252,778
370,000	4.600%, 12/01/27	A1/NR	394,550
500,000	5.125%, 12/01/38	A1/NR	534,370

	Kenton County, Kentucky Public Project
500,000	4.625%, 04/01/34	Aa2/NR	523,275

	Lexington-Fayette Urban County, Kentucky
4,175,000	4.250%, 05/01/23 NPFG Insured	Aa2/AA	4,438,985

	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa1/AA+**	1,018,727

	Muhlenberg County, Kentucky G.O.
730,000	4.500%, 04/01/28	A1/NR	772,778

	Wilder, Kentucky
1,090,000	4.900%, 12/01/29 AGMC Insured	Aa3/AA+	1,104,388

	Total General Obligation Bonds		11,591,591

	Revenue Bonds (93.7%)

	State Agencies (13.6%)

	Kentucky Area Development District Financing
500,000	5.000%, 12/01/23 LOC Wachovia Bank (pre-refunded)	NR/NR*	515,410

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	Aa2/AA	1,174,900

	Kentucky Asset & Liability Commission University of Kentucky Project
1,500,000	4.500%, 10/01/22 NPFG FGIC Insured	Aa2/AA-	1,611,450
500,000	5.000%, 10/01/25 Series B	Aa2/AA-	545,280
750,000	5.000%, 10/01/26 Series B	Aa2/AA-	812,835
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA-	1,078,170

	Kentucky Economic Development Finance Authority Louisville Arena Project
4,725,000	5.750%, 12/01/28 AGMC Insured	Aa3/AA+	5,092,085

	Kentucky Infrastructure Authority
230,000	5.000%, 06/01/21	Aa2/A+	230,639

	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 11/01/17 AMBAC Insured	A1/A+***	1,069,860
3,000,000	5.000%, 11/01/19 AGMC Insured	Aa3/AA+	3,128,640
1,020,000	5.000%, 11/01/20	Aa3/A+	1,160,250
1,375,000	5.375%, 11/01/23	Aa3/A+	1,555,469
2,820,000	5.750%, 04/01/24 Project 91	A1/A+	3,166,324
2,800,000	5.250%, 02/01/28 AGMC Insured	Aa3/AA+	3,033,044
750,000	5.500%, 11/01/28	Aa3/A+	822,068
2,500,000	5.000%, 02/01/29 AGMC Insured	Aa3/AA+	2,649,050
2,625,000	5.750%, 04/01/29 Project 91	A1/A+	2,886,818
2,000,000	5.000%, 08/01/30 Project 100	Aa3/A+	2,135,880

	Total State Agencies		32,668,172

	County Agencies (3.3%)

	Bracken County, Kentucky Public Properties Corp. Revenue Refunding - First Mortgage
1,110,000	5.000%, 08/01/30	Aa3/NR	1,210,677

	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa2/NR***	1,659,042
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa2/NR***	1,683,312

	Kentucky Association of Counties Finance Corp. Financing Program
1,145,000	4.250%, 02/01/24	NR/A+	1,194,613
315,000	5.375%, 02/01/27	NR/A+	340,764
330,000	5.375%, 02/01/28	NR/A+	354,628

	Lexington-Fayette Urban County, Kentucky Public Facilities Revenue
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR	519,065
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR	512,420

	Warren County, Kentucky Justice Center
365,000	4.300%, 09/01/22 NPFG Insured	Aa3/NR	380,987

	Total County Agencies		7,855,508

	Colleges and Universities (6.1%)

	Berea, Kentucky Educational Facilities (Berea College)
1,000,000	4.125%, 06/01/25	Aaa/NR	1,039,350

	Boyle County, Kentucky College Refunding & Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	Aa3/AA+	1,116,848
200,000	4.625%, 06/01/24 AGC Insured	Aa3/AA+	214,202

	Louisville & Jefferson County, Kentucky University of Louisville
525,000	5.000%, 06/01/20 AMBAC Insured	NR/NR*	559,015

	Murray State University Project, Kentucky General Receipts Revenue
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A+	779,151

	University of Kentucky General Receipts
885,000	4.500%, 10/01/22 Syncora Guarantee, Inc. Insured	Aa2/AA-	941,861
1,545,000	4.500%, 10/01/23 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,632,555
1,625,000	4.500%, 10/01/25 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,695,005
1,010,000	4.500%, 10/01/26 Syncora Guarantee, Inc. Insured	Aa2/AA-	1,049,764
1,000,000	5.000%, 09/01/30	Aa2/AA-	1,098,250

	Western Kentucky University Revenue General Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa3/A+	2,036,600
2,475,000	4.200%, 09/01/26 Series A NPFG Insured	Aa3/A+	2,507,225

	Total Colleges and Universities		14,669,826

	Hospitals (12.1%)

	Jefferson County, Kentucky Health Facilities, Jewish Healthcare
1,715,000	5.650%, 01/01/17 AMBAC Insured	Baa1/A-	1,720,762

	Jefferson County, Kentucky Health Facilities University Hospital
1,050,000	5.250%, 07/01/22 NPFG Insured	Baa1/BBB	1,052,657

	Jefferson County, Kentucky, Louisville Medical Center
2,200,000	5.250%, 05/01/17	NR/A	2,256,056
2,000,000	5.500%, 05/01/22	NR/A	2,050,080

	Kentucky Economic Development Finance Authority, Baptist Healthcare System
4,795,000	5.375%, 08/15/24	Aa3/NR***	5,359,084

	Kentucky Economic Development Finance Authority, Catholic Health
1,000,000	5.000%, 05/01/29	Aa2/AA	1,015,620

	Kentucky Economic Development Finance Authority, Hospital Facilities St. Elizabeth Healthcare
1,000,000	5.500%, 05/01/39	NR/AA-***	1,051,090

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	A1/A+	1,006,020

	Lexington-Fayette Urban County Government, Kentucky Public Facilities Co Lease, Eastern State Hospital
1,500,000	5.250%, 06/01/32	Aa3/A+	1,589,640

	Louisville & Jefferson County, Kentucky, Louisville Medical Center
1,000,000	5.000%, 06/01/18	NR/A	1,037,750

	Louisville & Jefferson County, Kentucky Metro Health, Jewish Hospital Revenue
1,250,000	6.000%, 02/01/22	Baa1/A-	1,271,625

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton
7,925,000	5.000%, 10/01/26	NR/A-****	7,931,895
1,600,000	5.000%, 10/01/30	NR/A-****	1,574,944

	Total Hospitals		28,917,223

	Housing (11.6%)

	Kentucky Housing Corporation Housing Revenue
555,000	4.200%, 01/01/17	Aaa/AAA	563,730
35,000	5.125%, 07/01/17	Aaa/AAA	35,025
470,000	4.800%, 01/01/18 AMT	Aaa/AAA	479,146
285,000	4.250%, 01/01/18	Aaa/AAA	288,819
575,000	4.800%, 07/01/18 AMT	Aaa/AAA	586,190
180,000	4.250%, 07/01/18	Aaa/AAA	182,407
775,000	4.800%, 07/01/20 AMT	Aaa/AAA	786,315
1,015,000	5.350%, 01/01/21 AMT FNMA collateralized	Aaa/AAA	1,015,680
6,025,000	5.450%, 07/01/22 AMT	Aaa/AAA	6,036,026
4,565,000	5.250%, 07/01/22 AMT	Aaa/AAA	4,571,756
245,000	5.200%, 07/01/22	Aaa/AAA	245,480
415,000	5.100%, 07/01/22 AMT	Aaa/AAA	416,461
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA	1,603,190
1,635,000	5.000%, 01/01/23 AMT	Aaa/AAA	1,674,175
665,000	5.000%, 07/01/24 FHA Insured	Aaa/AAA	695,377
4,140,000	5.200%, 07/01/25 AMT	Aaa/AAA	4,153,041
905,000	4.500%, 07/01/25	Aaa/AAA	930,593
600,000	4.750%, 07/01/26	Aaa/AAA	612,858
230,000	5.375%, 07/01/27	Aaa/AAA	230,430
315,000	4.850%, 07/01/29	Aaa/AAA	322,311
405,000	5.550%, 07/01/33	Aaa/AAA	405,308
585,000	5.150%, 07/01/39	Aaa/AAA	603,018

	Kentucky Housing Multifamily Mortgage Revenue
1,325,000	5.000%, 06/01/35 AMT	NR/NR*	1,320,283

	Total Housing		27,757,619

	School Building Revenue (24.0%)

	Barren County, Kentucky School Building Revenue
1,265,000	4.250%, 08/01/25 AGC Insured	Aa3/NR	1,305,581
1,670,000	4.375%, 08/01/26 AGC Insured	Aa3/NR	1,726,012

	Boone County, Kentucky School District Finance Corp. School Building Revenue
140,000	4.750%, 06/01/20 AGMC Insured (pre-refunded)	Aa3/AA+	144,133
1,000,000	4.125%, 08/01/22 Syncora Guarantee, Inc. Insured	Aa3/NR	1,030,450
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa3/NR	1,662,381
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR	1,268,425

	Bullitt County, Kentucky School District Finance Corp.
200,000	4.300%, 10/01/21 NPFG Insured	Aa3/NR	207,902
2,455,000	4.500%, 10/01/22 NPFG Insured	Aa3/NR	2,555,950
2,590,000	4.500%, 10/01/23 NPFG Insured	Aa3/NR	2,683,732
1,145,000	4.500%, 04/01/27	Aa3/NR	1,200,773
1,200,000	4.500%, 04/01/28	Aa3/NR	1,252,116

	Campbell County, Kentucky School District Finance Corp. School Building Revenue
340,000	3.500%, 08/01/22	Aa3/NR	352,012

	Christian County, Kentucky School District Finance Corp.
905,000	4.000%, 08/01/21 Syncora Guarantee, Inc. Insured	Aa3/NR	939,743
750,000	4.125%, 08/01/23 Syncora Guarantee, Inc. Insured	Aa3/NR	773,925
1,590,000	4.125%, 08/01/24 Syncora Guarantee, Inc. Insured	Aa3/NR	1,631,499

	Daviess County, Kentucky School District Finance Corp.
200,000	5.000%, 06/01/24	Aa3/NR	208,880

	Fayette County, Kentucky School District Finance Corp.
5,000,000	4.250%, 04/01/23 AGMC Insured	Aa2/AA+	5,225,800
4,335,000	4.375%, 05/01/26 AGMC Insured	Aa2/AA+	4,568,093

	Floyd County, Kentucky School Finance Corporation School Building
1,255,000	4.125%, 03/01/26 Syncora Guarantee, Inc. Insured	Aa3/NR	1,267,814

	Fort Thomas, Kentucky Independent School District Finance Corp.
785,000	4.375%, 04/01/21	Aa3/NR	827,987
610,000	4.375%, 04/01/25	Aa3/NR	628,154

	Franklin County, Kentucky School District Finance Corp.
1,000,000	5.000%, 04/01/24	Aa3/NR	1,041,760

	Graves County, Kentucky School Building Revenue
1,260,000	5.000%, 06/01/22 (pre-refunded)	Aa3/NR	1,357,070
1,320,000	5.000%, 06/01/23 (pre-refunded)	Aa3/NR	1,421,693

	Kenton County, Kentucky School District Finance Corp.
445,000	4.300%, 04/01/22 AGC Insured	Aa3/NR	464,558
4,250,000	5.000%, 06/01/22 NPFG Insured	Aa3/NR	4,526,845
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR	620,025
750,000	4.375%, 04/01/24 AGC Insured	Aa3/NR	776,093
325,000	4.400%, 04/01/26 AGC Insured	Aa3/NR	334,328

	Larue County, Kentucky School District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured	Aa3/NR	287,510
470,000	4.500%, 07/01/22 NPFG Insured	Aa3/NR	499,413
785,000	4.500%, 07/01/23 NPFG Insured	Aa3/NR	828,803

	Laurel County, Kentucky School District Finance Corp.
300,000	4.000%, 06/01/16 AGMC Insured	Aa3/NR	331,890

	Magoffin County, Kentucky School District
375,000	4.250%, 08/01/23 AMBAC Insured	Aa3/NR	392,280
475,000	4.250%, 08/01/25 AMBAC Insured	Aa3/NR	491,088

	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR	843,657
325,000	4.500%, 05/01/25	Aa3/NR	344,711

	Oldham County, Kentucky School District Finance Corp.
500,000	5.000%, 05/01/19 NPFG Insured	Aa3/NR	533,135
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR	1,027,090

	Owensboro, Kentucky Independent School District Finance Corp. School Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR	946,364

	Pendleton County, Kentucky School District Finance Corp. School Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR	755,448

	Pike County, Kentucky School Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR	1,410,379

	Scott County, Kentucky School District Finance Corp.
1,115,000	4.200%, 01/01/22 AMBAC Insured	Aa3/NR	1,164,383
1,955,000	4.250%, 01/01/23 AMBAC Insured	Aa3/NR	2,034,119
1,560,000	4.300%, 01/01/24 AMBAC Insured	Aa3/NR	1,619,639

	Spencer County, Kentucky School District Finance Corp., School Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR	1,051,140

	Warren County, Kentucky School District Finance Corp.
295,000	4.125%, 02/01/23 NPFG Insured	Aa3/NR	305,682
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR	508,620

	Total Schools		57,379,085

	Transportation (11.3%)

	Kenton County, Kentucky Airport Board Airport Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A3/A-	1,312,766

	Kentucky State Turnpike Authority
3,000,000	4.450%, 07/01/22 Series B	Aa2/AA+	3,218,130
3,500,000	5.000%, 07/01/25	Aa2/AA+	3,931,235
625,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA+	672,313
2,750,000	5.000%, 07/01/27	Aa2/AA+	3,016,338
1,100,000	5.000%, 07/01/28	Aa2/AA+	1,196,162

	Louisville, Kentucky Regional Airport Authority
1,060,000	5.000%, 07/01/18 AMT	A2/A+	1,154,001
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	Aa3/AA+	1,071,310
2,610,000	5.000%, 07/01/24 AMBAC Insured AMT	A2/A+	2,655,179

	Louisville & Jefferson County Regional Airport, Kentucky
1,000,000	5.250%, 07/01/18 AGMC Insured AMT	Aa3/AA+	1,036,590
2,000,000	5.250%, 07/01/20 AGMC Insured AMT	Aa3/AA+	2,055,360
1,370,000	5.250%, 07/01/21 AGMC Insured AMT	Aa3/AA+	1,405,826
3,390,000	5.250%, 07/01/22 AGMC Insured AMT	Aa3/AA+	3,471,191
275,000	5.375%, 07/01/23 AGMC Insured AMT	Aa3/AA+	277,648
500,000	5.000%, 07/01/25 NPFG Insured AMT	A2/A+	500,110

	Total Transportation		26,974,159

	Utilities (11.7%)

	Campbell & Kenton Counties, Kentucky (Sanitation District)
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA	1,778,411
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA	309,879
2,370,000	4.000%, 08/01/27	Aa2/AA	2,450,082
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA	1,490,615

	Carroll County, Kentucky Environmental Facilities Revenue (Kentucky Utilities) AMT
1,500,000	5.750%, 02/01/26 AMBAC Insured	A2/A-	1,609,380

	Henderson, Kentucky Electric System Revenue
250,000	4.000%, 12/01/24	Aa3/NR	251,213

	Kentucky Board Corp. Financing Program
915,000	5.125%, 02/01/28	NR/A+	964,511

	Kentucky Rural Water Finance Corp.
205,000	4.250%, 08/01/19 NPFG Insured	Baa1/AA-	215,853
595,000	5.000%, 02/01/20 NPFG Insured	Baa1/AA-	606,787
210,000	4.250%, 08/01/20 NPFG Insured	Baa1/AA-	220,637
200,000	4.375%, 08/01/22 NPFG Insured	Baa1/AA-	211,976
240,000	4.500%, 08/01/23 NPFG Insured	Baa1/AA-	254,050
200,000	4.500%, 02/01/24 NPFG Insured	Baa1/AA-	205,696
255,000	4.500%, 08/01/24 NPFG Insured	Baa1/AA-	268,760
355,000	4.600%, 02/01/25	NR/AA-	377,787
290,000	4.500%, 08/01/27 NPFG Insured	Baa1/AA-	301,185
245,000	4.600%, 08/01/28 NPFG Insured	Baa1/AA-	254,315
315,000	4.625%, 08/01/29 NPFG Insured	Baa1/AA-	326,195

	Kentucky State Municipal Power Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	Aa3/AA+	1,088,330

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
2,380,000	4.250%, 05/15/20 AGMC Insured	Aa3/AA+	2,551,003
2,510,000	4.250%, 05/15/21 AGMC Insured	Aa3/AA+	2,680,429
1,500,000	5.000%, 05/15/26 AGMC Insured	Aa3/AA+	1,604,025
1,350,000	5.000%, 05/15/34	Aa3/AA-	1,439,316

	Northern Kentucky Water District
660,000	5.000%, 02/01/23 NPFG FGIC Insured	Aa3/NR	666,065
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR	2,046,719
1,250,000	4.500%, 02/01/30	Aa3/NR	1,286,400

	Owensboro, Kentucky Electric and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	Aa3/AA+	1,169,650

	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGMC Insured	Aa3/NR	543,625

	Owensboro-Daviess County, Kentucky Regional Water Resource Agency Wastewater Refunding & Improvement
930,000	4.375%, 01/01/27 Series A Syncora Guarantee, Inc. Insured	NR/AA-	947,605

	Total Utilities		28,120,499

	Total Revenue Bonds		224,342,091

	Total Investments (cost $225,621,297-note b)	98.5%	235,933,682

	Other assets less liabilities	1.5	3,488,397

	Net Assets	100.0%	$239,422,079

* Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or credit rating agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

Fitch ratings
** AAA
*** AA
**** A

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P or Fitch	12.1%
Pre-refunded bonds †† / Escrowed to Maturity bonds	1.4
Aa of Moody's or AA of S&P or Fitch	69.6
A of Moody's or S&P or Fitch	15.7
Baa of Moody's or BBB of S&P	0.4
Not rated*	0.8
100.0%

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
LOC - Letter of Credit
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
September 30, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $225,496,399 amounted to of $10,437,283, which consisted of aggregate gross unrealized appreciation of $10,661,236 and aggregate gross unrealized depreciation of $223,953.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	235,933,682
Level 3 – Significant Unobservable Inputs	-
Total	$235,933,682
 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 21, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 21, 2011